UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
 REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file Number 811-04258

The Value Line Convertible Fund, Inc.
(Exact name of registrant as specified in charter)

220 East 42nd Street, New York, NY 10017

Mitchell E. Appel
(Name and address of agent for service)

Registrant’s telephone number, including area code:  212-907-1500

Date of fiscal year end: April 30, 2009

Date of reporting period: January 31, 2009

Item 1: Schedule of Investments
A copy of Schedule of Investments for the period ended 1/31/09 is included with this Form.

Value Line Convertible Fund, Inc.

Schedule of Investments (unaudited)	January 31, 2009

Principal Amount		Value

CONVERTIBLE CORPORATE BONDS & NOTES (83.7%)

	AEROSPACE/DEFENSE (5.6%)
$350,000	AAR Corp. 1.75%, 2/1/26	$274,750
350,000	Alliant Techsystems, Inc. 2.75%, 2/15/24	379,750
200,000	L-3 Communications Corp. 3.00%, 8/1/35	209,000
150,000	L-3 Communications Corp. 3.00%, 8/1/35 (1)	156,750
200,000	Orbital Sciences Corp. Senior Subordinated Notes, 2.44%, 1/15/27	172,000
		1,192,250

	APPAREL (0.4%)
150,000	Iconix Brand Group, Inc. Senior Subordinated Notes, 1.88%, 6/30/12	86,250

	AUTO & TRUCK (0.6%)
200,000	United Auto Group, Inc. Senior Subordinated Notes, 3.50%, 4/1/26	125,250

	AUTO PARTS (0.2%)
150,000	ArvinMeritor, Inc. Senior Notes, 4.63%, 3/1/26 (2)	44,250

	BEVERAGE - ALCOHOLIC (1.8%)
350,000	Molson Coors Brewing Co. Senior Notes, 2.50%, 7/30/13	377,125

	BIOTECHNOLOGY (2.9%)
350,000	Amgen, Inc. 0.38%, 2/1/13	316,312
100,000	Amgen, Inc. Senior Notes, 0.13%, 2/1/11	93,000
250,000	Invitrogen Corp. Senior Notes, 1.50%, 2/15/24	208,438
		617,750

	BUILDING MATERIALS (0.9%)
250,000	NCI Building Systems, Inc. Senior Subordinated Notes, 2.13%, 11/15/24	196,875

	CHEMICAL - DIVERSIFIED (1.1%)
250,000	Millipore Corp. Senior Notes, 3.75%, 6/1/26	227,500

	COAL (1.0%)
300,000	Peabody Energy Corp. 4.75%, 12/15/41	205,125

	COMPUTER & PERIPHERALS (4.5%)
350,000	EMC Corp. Senior Notes, 1.75%, 12/1/11	339,500
350,000	NetApp, Inc. Senior Notes, 1.75%, 6/1/13 (1)	276,063
350,000	Symantec Corp. Senior Notes, 1.00%, 6/15/13	337,312
		952,875

Principal Amount		Value

	COMPUTER SOFTWARE & SERVICES (4.6%)
$250,000	Blackboard, Inc. Senior Notes, 3.25%, 7/1/27	$210,937
250,000	Euronet Worldwide, Inc. Senior Debentures, 3.50%, 10/15/25	158,750
100,000	L-1 Identity Solutions, Inc. Senior Notes, 3.75%, 5/15/27 (1)	60,125
150,000	Mentor Graphics Corp. Subordinated Debentures, 6.25%, 3/1/26	94,688
250,000	Sybase, Inc. Subordinated Notes, 1.75%, 2/22/25	292,500
200,000	Tech Data Corp. Senior Debentures, 2.75%, 12/15/26	160,750
		977,750

	DIVERSIFIED COMPANIES (1.4%)
350,000	Danaher Corp. 0.0% 1/22/21 (3)	304,938

	DRUG (5.6%)
300,000	Allergan, Inc. 1.50%, 4/1/26	291,375
200,000	Cubist Pharmaceuticals, Inc. 2.25%, 6/15/13	175,250
250,000	Gilead Sciences, Inc. Senior Notes, 0.63%, 5/1/13	340,312
250,000	Teva Pharmaceutical Finance LLC Series A, 0.50%, 2/1/24	274,688
100,000	Teva Pharmaceutical Finance LLC Series D, 1.75%, 2/1/26	106,500
		1,188,125

	E-COMMERCE (0.7%)
150,000	Informatica Corp. Senior Notes, 3.00%, 3/15/26	139,688

	ELECTRICAL EQUIPMENT (2.0%)
300,000	General Cable Corp. Senior Notes, 1.00%, 10/15/12 (1)	195,375
100,000	WESCO International, Inc. 1.75%, 11/15/26	69,125
200,000	WESCO International, Inc. Senior Debentures, 2.63%, 10/15/25	172,750
		437,250

	ELECTRONICS (1.3%)
300,000	CTS Corp. Senior Subordinated Notes, 2.13%, 5/1/24	285,000

	ENTERTAINMENT (1.3%)
350,000	Liberty Media LLC 3.13%, 3/30/23	269,938

	ENTERTAINMENT TECHNOLOGY (0.8%)
200,000	Scientific Games Corp. 0.75%, 12/1/24 (2)	177,250

	ENVIRONMENTAL (2.6%)
350,000	Covanta Holding Corp. Senior Debentures, 1.00%, 2/1/27	298,812
250,000	Waste Connections, Inc. Senior Notes, 3.75%, 4/1/26	261,875
		560,687

Value Line Convertible Fund, Inc.

January 31, 2009

Principal Amount		Value

	FINANCIAL SERVICES - DIVERSIFIED (1.3%)
$350,000	Nasdaq OMX Group, Inc. (The) 2.50%, 8/15/13 (1)	$269,500

	FOOD PROCESSING (1.1%)
250,000	Archer-Daniels-Midland Co. Senior Notes, 0.88%, 2/15/14	231,250

	HOUSEHOLD PRODUCTS (0.7%)
250,000	Lifetime Brands, Inc. Senior Notes, 4.75%, 7/15/11	152,500

	INSURANCE - LIFE (0.8%)
250,000	American Equity Investment Life Holding Co. 5.25%, 12/6/24	174,375

	INSURANCE - PROPERTY & CASUALTY (0.2%)
50,000	CACI International, Inc. 2.13%, 5/1/14	48,500

	INTERNET (0.3%)
100,000	VeriSign, Inc. Jr. Subordinated Debentures, 3.25%, 8/15/37 (1)	68,500

	MACHINERY (1.2%)
50,000	AGCO Corp. Senior Subordinated Notes, 1.25%, 12/15/36	39,000
450,000	Roper Industries, Inc. 0.0% 1/15/34 (3)	228,375
		267,375

	MEDICAL SERVICES (1.6%)
100,000	Kendle International, Inc. Senior Notes, 3.38%, 7/15/12	68,125
400,000	LifePoint Hospitals, Inc. Senior Subordinated Debentures, 3.50%, 5/15/14	283,000
		351,125

	MEDICAL SUPPLIES (8.7%)
300,000	ALZA Corp. 0.0% 7/28/20 (3)	268,125
350,000	Beckman Coulter, Inc. Senior Notes, 2.50%, 12/15/36	332,937
350,000	Fisher Scientific International, Inc. Senior Subordinated Notes, 3.25%, 3/1/24	397,687
50,000	Henry Schein, Inc. Contingent Senior Notes, 3.00%, 8/15/34	51,313
200,000	Hologic, Inc. Senior Notes, 2.00%, 12/15/37 (2)	127,750
100,000	Illumina, Inc. Senior Notes, 0.63%, 2/15/14	129,250
150,000	Inverness Medical Innovations, Inc. 3.00%, 5/15/16	108,188
100,000	Medtronic, Inc. 1.50%, 4/15/11	93,000
150,000	Medtronic, Inc. 1.50%, 4/15/11 (1)	139,500
100,000	Medtronic, Inc. Senior Notes, 1.63%, 4/15/13	88,125

Principal Amount		Value

$145,000	SonoSite, Inc. Senior Notes, 3.75%, 7/15/14	$114,912
		1,850,787

	METALS FABRICATING (0.5%)
200,000	Trinity Industries, Inc. Subordinated Notes, 3.88%, 6/1/36	100,250

	NATURAL GAS - DIVERSIFIED (1.4%)
150,000	Chesapeake Energy Corp. Contingent Senior Notes, 2.75%, 11/15/35	102,563
100,000	Chesapeake Energy Corp. Contingent Senior Notes, 2.50%, 5/15/37	62,250
200,000	Chesapeake Energy Corp. Contingent Senior Notes, 2.25%, 12/15/38	103,750
50,000	Penn Virginia Corp. Senior Subordinated Notes, 4.50%, 11/15/12	36,625
		305,188

	OILFIELD SERVICES/EQUIPMENT (6.6%)
450,000	Cameron International Corp. Senior Debentures, 2.50%, 6/15/26	464,625
150,000	Hornbeck Offshore Services, Inc. 1.63%, 11/15/26 (2)	93,750
300,000	Nabors Industries, Inc. Guaranteed Senior Notes, 0.94%, 5/15/11	258,750
250,000	SESI LLC Guaranteed Senior Notes, 1.50%, 12/15/26 (2)	183,437
400,000	Transocean, Inc. 1.50%, 12/15/37	329,000
100,000	Transocean, Inc. Senior Notes Series C, 1.50%, 12/15/37	79,125
		1,408,687

	PAPER & FOREST PRODUCTS (0.4%)
100,000	Rayonier TRS Holdings, Inc. Guaranteed Senior Exchangeable Notes, 3.75%, 10/15/12	91,750

	PETROLEUM - INTEGRATED (0.4%)
100,000	McMoRan Exploration Co. 5.25%, 10/6/11	83,875

	PETROLEUM - PRODUCING (0.7%)
200,000	St. Mary Land & Exploration Co. Senior Notes, 3.50%, 4/1/27	148,250

	PHARMACY SERVICES (0.6%)
200,000	Omnicare, Inc. 3.25%, 12/15/35	137,000

	POWER (0.2%)
100,000	Suntech Power Holdings Co. Ltd. Senior Notes, 3.00%, 3/15/13 (1)	41,750

	R.E.I.T. (3.7%)
250,000	Boston Properties L.P. 3.75%, 5/15/36	190,000

Value Line Convertible Fund, Inc.

Schedule of Investments (unaudited)

Principal Amount		Value

$100,000	BRE Properties, Inc. Senior Notes, 4.13%, 8/15/26	$82,000
100,000	Host Hotels & Resorts, Inc. Exchangeable Senior Debentures, 2.63%, 4/15/27 (1)	73,750
100,000	Reckson Operating Partnership L.P. Guaranteed Senior Debentures Exchangeable, 4.00%, 6/15/25	89,750
150,000	Vornado Realty Trust 2.85%, 4/1/27	112,500
200,000	Vornado Realty Trust Senior Debentures, 3.88%, 4/15/25	164,750
100,000	Vornado Realty Trust Senior Notes, 3.63%, 11/15/26	81,250
		794,000

	RECREATION (2.3%)
350,000	Carnival Corp. 2.00%, 4/15/21	309,313
150,000	Hasbro, Inc. 2.75%, 12/1/21	174,000
		483,313

	RETAIL - SPECIAL LINES (1.7%)
200,000	Best Buy Company, Inc. 2.25%, 1/15/22	180,500
250,000	TJX Companies, Inc. (The) 0.0% 2/13/21 (3)	192,188
		372,688

	SEMICONDUCTOR (2.7%)
350,000	Intel Corp. Jr. Subordinated Debentures, 2.95%, 12/15/35	268,187
300,000	ON Semiconductor Corp. Senior Subordinated Notes, 2.63%, 12/15/26	188,625
200,000	Xilinx, Inc. Subordinated Debentures, 3.13%, 3/15/37	130,500
		587,312

	TELECOMMUNICATION SERVICES (3.0%)
50,000	American Tower Corp. Senior Notes, 3.00%, 8/15/12	74,875
400,000	Equinix, Inc. Subordinated Notes, 2.50%, 4/15/12	305,500
250,000	NII Holdings, Inc. 3.13%, 6/15/12	166,562
100,000	NII Holdings, Inc. Senior Notes, 2.75%, 8/15/25	88,125
		635,062

	TELECOMMUNICATIONS EQUIPMENT (2.5%)
150,000	ADC Telecommunications, Inc. Subordinated Notes, 2.70%, 6/15/13 (4)	78,187

Principal Amount		Value

$150,000	Anixter International, Inc. 0.0% 7/7/33 (3)	$72,938
200,000	Arris Group, Inc. 2.00%, 11/15/26	136,120
100,000	Comtech Telecommunications Corp. 2.00%, 2/1/24 (2)	124,125
150,000	Lucent Technologies, Inc. Series A 2.88%, 6/15/23	121,500
		532,870

	WIRELESS NETWORKING (1.8%)
150,000	Itron, Inc. Senior Subordinated Notes, 2.50%, 8/1/26	174,000
300,000	SBA Communications Corp. Senior Notes, 1.88%, 5/1/13 (1)	210,750
		384,750

	TOTAL CONVERTIBLE CORPORATE BONDS & NOTES (Cost $20,564,279)	17,886,533

Shares		Value

COMMON STOCKS (7.3%)

	AEROSPACE/DEFENSE (0.4%)
500	Esterline Technologies Corp. *	18,045
500	Lockheed Martin Corp.	41,020
500	Northrop Grumman Corp.	24,060
		83,125

	AUTO PARTS (0.1%)
500	Eaton Corp.	22,010

	BANK (0.1%)
1,000	JPMorgan Chase & Co.	25,510
100	State Street Corp.	2,327
		27,837

	BANK - FOREIGN (0.2%)
1,500	Banco Itau Holding Financeira S.A. ADR	15,060
300	Unibanco - Uniao de Bancos Brasileiros S.A. ADR	16,884
		31,944

	BANK - MIDWEST (0.1%)
500	Northern Trust Corp.	28,760

	BIOTECHNOLOGY (0.3%)
500	Myriad Genetics, Inc. *	37,285
500	Techne Corp.	29,985
		67,270

	BUILDING MATERIALS (0.0%)
250	Fluor Corp.	9,725

Value Line Convertible Fund, Inc.

January 31, 2009

Shares		Value

	CHEMICAL - BASIC (0.1%)
400	Agrium, Inc.	$13,388

	CHEMICAL - SPECIALTY (0.2%)
250	Mosaic Co. (The)	8,918
500	Praxair, Inc.	31,130
		40,048

	COMPUTER SOFTWARE & SERVICES (0.1%)
500	ManTech International Corp. Class A *	26,815

	DIVERSIFIED COMPANIES (0.4%)
500	Brink's Co. (The)	13,215
750	Honeywell International, Inc.	24,607
1,000	United Technologies Corp.	47,990
		85,812

	DRUG (0.3%)
500	Alexion Pharmaceuticals, Inc. *	18,435
1,000	Celgene Corp. *	52,950
		71,385

	EDUCATIONAL SERVICES (0.4%)
750	ITT Educational Services, Inc. *	91,882

	ELECTRICAL EQUIPMENT (0.3%)
500	Emerson Electric Co.	16,350
1,500	FLIR Systems, Inc. *	37,455
		53,805

	ELECTRICAL UTILITY - CENTRAL (0.1%)
500	ITC Holdings Corp.	20,990

	ELECTRICAL UTILITY - EAST (0.2%)
1,000	Public Service Enterprise Group, Inc.	31,570

	FINANCIAL SERVICES - DIVERSIFIED (0.3%)
250	Affiliated Managers Group, Inc. *	10,048
250	HDFC Bank Ltd. ADR	14,415
400	ProAssurance Corp. *	18,904
1,000	T. Rowe Price Group, Inc.	27,580
		70,947

	FOOD PROCESSING (0.1%)
500	Bunge Ltd.	21,470

	INDUSTRIAL SERVICES (0.1%)
600	FTI Consulting, Inc. *	24,606

	INFORMATION SERVICES (0.1%)
500	Alliance Data Systems Corp. *	20,795

	INSURANCE - PROPERTY & CASUALTY (0.1%)
500	Chubb Corp. (The)	21,290

	MACHINERY (0.2%)
500	AGCO Corp. *	10,640
500	Cummins, Inc.	11,990

Shares		Value

750	Curtiss-Wright Corp.	$24,225
		46,855

	MEDICAL SUPPLIES (0.5%)
500	Becton, Dickinson & Co.	36,335
500	Haemonetics Corp. *	29,575
1,000	Henry Schein, Inc. *	37,430
		103,340

	NATURAL GAS - DIVERSIFIED (0.2%)
500	Devon Energy Corp.	30,800
500	XTO Energy, Inc.	18,545
		49,345

	OILFIELD SERVICES/EQUIPMENT (0.3%)
500	National-Oilwell Varco, Inc. *	13,220
1,000	Schlumberger Ltd.	40,810
500	Willbros Group, Inc. *	4,870
		58,900

	PACKAGING & CONTAINER (0.1%)
500	Greif, Inc. Class A	15,130

	PETROLEUM - INTEGRATED (0.7%)
450	Chevron Corp.	31,734
500	ConocoPhillips	23,765
500	Marathon Oil Corp.	13,615
400	Murphy Oil Corp.	17,672
500	Occidental Petroleum Corp.	27,275
500	Petroleo Brasileiro S.A. ADR	13,100
500	Total S.A. ADR	24,890
		152,051

	PETROLEUM - PRODUCING (0.1%)
400	Apache Corp.	30,000

	PHARMACY SERVICES (0.1%)
400	Express Scripts, Inc. *	21,504

	POWER (0.1%)
500	NRG Energy, Inc. *	11,680
250	SunPower Corp. Class A *	8,390
		20,070

	PRECISION INSTRUMENT (0.1%)
500	Woodward Governor Co.	10,285

	R.E.I.T. (0.2%)
1,000	Simon Property Group, Inc.	42,980

	RAILROAD (0.2%)
500	Canadian National Railway Co.	17,500
500	CSX Corp.	14,480
		31,980

	RETAIL STORE (0.2%)
500	Costco Wholesale Corp.	22,515

Value Line Convertible Fund, Inc.

Schedule of Investments (unaudited)

Shares		Value

500	Kohl's Corp. *	$18,355
		40,870

	SECURITIES BROKERAGE (0.1%)
400	Stifel Financial Corp. *	14,016

	SHOE (0.1%)
500	NIKE, Inc. Class B	22,625

	STEEL - INTEGRATED (0.0%)
300	United States Steel Corp.	9,009

	TRUCKING (0.1%)
500	Landstar System, Inc.	17,935

	TOTAL COMMON STOCKS (Cost $1,751,582)	1,552,369

CONVERTIBLE PREFERRED STOCK (5.5%)

	BANK (2.2%)
450	Bank of America Corp. Series L, 7.25%, Pfd.	227,025
400	Wells Fargo & Co. Series L, 7.50%, Pfd.	254,800
		481,825

	CHEMICAL - DIVERSIFIED (0.2%)
3,000	Celanese Corp. 4.25%, Pfd.	44,437

	DRUG (0.8%)
1,000	Schering-Plough Corp. 6.00%, Pfd.	174,010

	FINANCIAL SERVICES - DIVERSIFIED (0.3%)
4,000	Citigroup, Inc. Series T, 6.50%, Pfd.	61,000

	METALS & MINING DIVERSIFIED (0.8%)
100	Freeport-McMoRan Copper & Gold, Inc. 5.50%, Pfd.	65,875
1,200	Freeport-McMoRan Copper & Gold, Inc. 6.75%, Pfd.	55,920
1,500	Vale Capital Ltd. Guaranteed Notes Series RIO, 5.50%, Pfd.	46,725
		168,520

	NATURAL GAS - DIVERSIFIED (0.7%)
200	El Paso Corp. 4.99%, Pfd.	142,250

	OILFIELD SERVICES/EQUIPMENT (0.1%)
1,000	Bristow Group, Inc. 5.50%, Pfd.	33,313

Shares		Value

	TELECOMMUNICATIONS EQUIPMENT (0.4%)
274	Lucent Technologies Capital Trust I, 7.75%, Pfd.	$82,200

	TOTAL CONVERTIBLE PREFERRED STOCK (Cost $1,870,083)	1,187,555

	TOTAL INVESTMENT SECURITIES (96.5%) (Cost $24,185,944)	20,626,457

Principal Amount		Value

REPURCHASE AGREEMENT (4.7%)
$1,000,000	With Morgan Stanley, 0.18%, dated 1/30/09, due 2/2/09, delivery value $1,000,015 (collateralized by $725,000 U.S. Treasury Bonds 6.75%, due 8/15/26, with a value of $1,023,068) (5)	1,000,000

	TOTAL REPURCHASE AGREEMENTS (Cost $1,000,000)	1,000,000

EXCESS OF LIABILITIES OVER CASH AND OTHER ASSETS (-1.2%)		(262,802)

NET ASSETS (100%)		$21,363,655

NET ASSET VALUE OFFERING AND REDEMPTION PRICE, PER OUTSTANDING SHARE ($21,363,655 ÷ 2,598,594 shares outstanding)		$8.22

*	Non-income producing.
ADR	American Depositary Receipt.
(1)	Pursuant to Rule 144A under the Securities Act of 1933, this security can only be sold to qualified institutional investors.
(2)	Step Bond - The rate shown is as of January 31, 2009 and will reset at a future date.
(3)	Zero coupon bond.
(4)	Rate at January 31, 2009. Floating rate changes semi-annually.
(5)	The Fund's custodian takes possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest.

Total Cost	Appreciation	Depreciation	Total Net Unrealized Depreciation
$25,185,944	$295,364	$(3,854,851)	$(3,559,487)

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157"), effective May 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

●	Level 1 – quoted prices in active markets for identical investments
●	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
●	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of January 31, 2009 in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$2,371,849	-
Level 2 - Other Significant Observable Inputs	19,254,608	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$21,626,457	-

*Other financial instruments include futures, forwards and swap contracts.

For the period ended 1/31/09, there were no Level 3 investments.

Item 2. Controls and Procedures
(a)
 The registrant’s principal executive officer and principal financial officer have concluded that the   registrant’s disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) based on their evaluation of these controls and procedures as of the date within 90 days of filing date of this report, are approximately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b)
The registrant’s principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits:
(a)	Certifications of principal executive officer and principal financial officer of the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By	/s/ Mitchell E. Appel
Mitchell E. Appel, President

Date:

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed, below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mitchell E. Appel
Mitchell E. Appel, President, Principal Executive Officer

By:	/s/ Emily D. Washington
Emily D. Washington, Treasurer, Principal Financial Officer

Date: